Events after the reporting period (Details) - Dividends Declared [member]	Jul. 22, 2025 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid, ordinary shares per share	$ 0.1
Preferred shares
Disclosure of non-adjusting events after reporting period [line items]
Dividend rate (as a percentage)	9.00%